Cash and cash equivalents - Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018
Disclosure of financial assets [line items]
Total cash and cash equivalents	$ 84,557	[1]	$ 17,565	$ 40,898	$ 99,912	$ 52,490	$ 17,105	$ 3,073
Impairment allowance	0		0
United States Dollars
Disclosure of financial assets [line items]
Total cash and cash equivalents	72,412		12,925
Euro
Disclosure of financial assets [line items]
Total cash and cash equivalents	11,404		3,916
Russian Ruble
Disclosure of financial assets [line items]
Total cash and cash equivalents	$ 741		$ 724

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).